CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Share Capital	Share issuance costs	Tax incentives	Stock options granted	Share issuance costs	Other	Treasury shares	Tax incentives	Legal Reserve	Reserve for capital increase	Special statutory reserve	Dividends proposed	Other reserves	Retained earnings	Total	Non-controlling interest	Total
Balances, beginning of the period at Dec. 31, 2018	R$ 6,241,753		R$ 684,563	R$ 5,100	R$ (15,442)		R$ (218,265)		R$ 422,814	R$ 1,730,629	R$ 242,612	R$ 596,534	R$ 2,321,708		R$ 12,012,006	R$ 13,928	R$ 12,025,934
Total comprehensive income (loss)
Net Income (loss) for the period														R$ (526,255)	(526,255)	(3,029)	(529,284)
Other comprehensive income (loss) for the period													(6,244)		(6,244)		(6,244)
Transactions with shareholders:
Share capital increase	3,027,528														3,027,528		3,027,528
Share issuance costs		R$ (33,735)			R$ 15,442										(18,293)		(18,293)
Stock options granted				2,638											2,638		2,638
Non-controlling interest arising from business combination																105,447	105,447
Unclaimed dividends forfeited														1,122	1,122		1,122
Dividends paid												R$ (596,534)			(596,534)		(596,534)
Internal changes in equity:
Transfers of tax incentives			R$ (684,563)					R$ 684,563
Partial realization of deemed cost, net of taxes													(26,576)	26,576
Realization of asset revaluation reserve													6,281		6,281		6,281
Issue of common shares related to business combination						R$ 6,410,885									6,410,885		6,410,885
Balances, end of the period at Jun. 30, 2019	9,269,281	(33,735)		7,738		6,410,885	(218,265)	R$ 684,563	422,814	R$ 1,730,629	R$ 242,612		2,295,169	(498,557)	20,313,134	116,346	20,429,480
Balances, beginning of the period at Dec. 31, 2019	9,269,281	(33,735)		5,979		6,410,885	(218,265)		317,144				2,221,341		17,972,630	115,339	18,087,969
Total comprehensive income (loss)
Net Income (loss) for the period														(15,479,631)	(15,479,631)	8,052	(15,471,579)
Other comprehensive income (loss) for the period													(3,124)		(3,124)		(3,124)
Transactions with shareholders:
Stock options granted				1,480											1,480		1,480
Non-controlling interest arising from business combination																(3,394)	(3,394)
Unclaimed dividends forfeited														83	83		83
Internal changes in equity:
Partial realization of deemed cost, net of taxes													(26,513)	26,513
Balances, end of the period at Jun. 30, 2020	R$ 9,269,281	R$ (33,735)		R$ 7,459		R$ 6,410,885	R$ (218,265)		R$ 317,144				R$ 2,191,704	R$ (15,453,035)	R$ 2,491,438	R$ 119,997	R$ 2,611,435